Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss Per Share

Note 15 Loss Per Share

The calculation of loss per share and weighted-average shares of the Company’s ordinary shares outstanding for the periods presented are as follows:

	2021	2020	2019

Net loss from continuing operations	$(55,627,135)	$(1,139,072)	$(306,153)
Less: discount accretion on series A preferred stock	(373,560)	(13,321)	—
Less: dividends accrued on series A preferred stock	(91,192)	(3,507)	—
Less: dividends accrued on series B preferred stock	(315,632)	—	—
Net loss from continuing operations available to ordinary shareholders	(56,407,519)	(1,155,900)	(306,153)

Net loss from discontinued operations, net of tax, available to ordinary shareholders	(17,000)	—	—

Net loss available to ordinary shareholders	$(56,424,519)	$(1,155,900)	$(306,153)

Basic and diluted weighted-average shares outstanding	14,300,311	10,745,683	8,795,227

Basic and diluted:
Net loss from continuing operations per share	$(3.94)	$(0.11)	$(0.03)
Net loss from discontinued operations per share	—	—	—
Net loss per share	(3.94)	(0.11)	(0.03)

The MTS Merger was accounted for as a reverse acquisition. In accordance with ASC 805, Business Combinations, the equity structure in the consolidated financial statements following a reverse acquisition reflects the equity structure of the legal acquirer (MTS), including the equity interests issued by the legal acquirer to effect the business combination. For periods prior to the MTS Merger date, the weighted-average number of ordinary shares outstanding represents the legal acquiree’s (SharpLink, Inc.) historical weighted-average number of ordinary shares multiplied by the exchange ratio calculated pursuant to the MTS Merger Agreement of 1.3352.

The 5,422,342 shares issued at the time of the common control merger on November 1, 2020 have been treated as outstanding for all of 2020. The redeemable convertible preferred stock is a participating security, whereby if a dividend is declared to the holders of ordinary shares, the holders of preferred stock would participate to the same extent as if they had converted the preferred stock to ordinary shares.

For the periods presented, the following securities were not required to be included in the computation of diluted shares outstanding:

	2021	2020	2019

Stock options	1,783,567	480,660	—
Series A preferred stock	—	1,230,945	—
Series A-1 preferred stock	54,737	—	—
Series B preferred stock	124,810	—	—
Earnout	587,747	—	—
MTS warrants	83,334	—	—
Prefunded warrants	1,253,592	—	—
Regular warrants	2,666,667	—	—
Stock subscriptions	—	3,515	87,141
Convertible debt	—	—	1,256,726
Total	6,554,454	1,715,120	1,343,867